Advances to suppliers	6 Months Ended
Jun. 30, 2020
Advances to suppliers
Advances to suppliers

Note 8 – Advances to suppliers

	June 30,	December 31,
	2020	2019

Advances to suppliers	$4,823,594	$14,596,906
Allowance for doubtful accounts	(1,494,832)	(1,517,017)
Advances to suppliers, net	3,328,762	13,079,889
Less: Advances to suppliers, non-current	—	—
Advances to suppliers, current	$3,328,762	$13,079,889

The movement of allowance for doubtful accounts at June 30, 2020 and December 31, 2019 are as follows:

	June 30,	December 31,
	2020	2019

Balance at beginning of year	$1,517,017	$1,426,769
Change of allowance for doubtful accounts	—	162,859
Translation adjustments	(22,185)	(72,611)
Balance at end of year	$1,494,832	$1,517,017

Advances to suppliers – non-current

	June 30,	December 31,
	2020	2019

Zhibo Jieli Special Battery Material Co., Ltd *	$424,500	$437,100
Allowance for doubtful accounts	(424,500)	(437,100)
Advances to suppliers – non-current, net	$—	$—

*  representing the prepayments made to acquire machinery.